united states
                         securities and exchange commission
                              washington, d.c. 20549

                                    form n-csr

                certified shareholder report of registered management
                               investment companies

Investment Company Act file number 811-09541

AmeriPrime Advisors Trust
(Exact name of registrant as specified in charter)

431 North Pennsylvania Street, Indianapolis, IN 46204
(Address of principal executive offices)             (Zip code)

Timothy Ashburn, Unified Fund Services, 431 North Pennsylvania Street,
                                             Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 11/03

Date of reporting period: 5/31/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss 3507.

Item 1.  Reports to Stockholders.

Bull Moose Growth Fund
Schedule of Investments
May 31, 2003 (Unaudited)

Common Stocks - 86.70%                                                          Shares                  Value

Abrasive Asbestos & Misc Nonmetallic Mineral Products - 1.55%
Cabot Microelectronics Corp. (a)                                                   450               $   20,812
                                                                                                     -----------
Agriculture Chemicals - 1.11%
Scotts Co. (The) (a)                                                               300                   14,850
                                                                                                     -----------
Arrangement of Transportation of Freight & Cargo - 0.78%
Expeditors International Of Washington, Inc.                                       300                   10,482
                                                                                                    ------------
Biological Products (No Diagnostic Substances) - 1.59%
Medimmune, Inc. (a)                                                                600                   21,270
                                                                                                    ------------
Bituminous Coal & Lignite Surface Mining - 3.18%
Peabody Energy Corp.                                                             1,300                   42,705
                                                                                                    ------------
Cable & Other Pay Television Services - 1.87%
Liberty Media Corp. (a)                                                          2,144                   25,085
                                                                                                    ------------
Chemical & Allied Products - 2.39%
Monsanto Co.                                                                     1,600                   32,080
                                                                                                    ------------
Computer Storage Devices - 2.48%
Seagate Technology                                                               2,200                   33,330
                                                                                                    ------------
Crude Petroleum & Natural Gas - 0.81%
Talisman Energy, Inc.                                                              250                   10,885
                                                                                                    ------------
Fats & Oils - 0.65%
Bunge Ltd.                                                                         300                    8,670
                                                                                                    ------------
Gold and Silver Ores - 3.76%
Newmont Mining Corp.                                                             1,700                   50,422
                                                                                                    ------------
Gold Mining - 1.82%
Novagold Resources, Inc. (a)                                                    10,000                   24,400
                                                                                                    ------------
Hazardous Waste Management - 1.69%
Clean Harbors, Inc. (a)                                                          2,200                   22,616
                                                                                                    ------------
Industrial Trucks, Tractors, Trailors & Stackers - 2.59%
Nacco Industries, Inc.                                                             600                   34,710
                                                                                                    ------------
Measuring & Controlling Devices - 3.42%
Cubic Corp.                                                                      2,350                   45,825
                                                                                                    ------------

Bull Moose Growth Fund
Schedule of Investments - continued
May 31, 2003 (Unaudited)

Common Stocks - 86.70% - continued                                              Shares                    Value

Meat Packing Plants - 0.72%
Conagra Foods, Inc.                                                                400              $     9,708
                                                                                                    ------------
Miscellaneous Transportation Equipment - 1.34%
Polaris Industries, Inc.                                                           300                   18,033
                                                                                                    ------------
Office Furniture - 0.87%
Miller, Herman Inc.                                                                600                   11,634
                                                                                                    ------------
Operative Builders - 2.60%
Centex Corp.                                                                       450                   34,933
                                                                                                    ------------
Perfumes, Cosmetics & Other Toilet Preparations - 1.82%
Avon Products, Inc.                                                                400                   24,376
                                                                                                    ------------
Pharmaceutical Preparations - 7.33%
Allergan, Inc.                                                                     400                   28,844
Angiotech Pharmaceuticals, Inc. (a)                                              1,000                   29,710
IVAX Corp.  (a)                                                                  2,300                   39,813
                                                                                                    ------------

                                                                                                       98,367
                                                                                                    ------------
Photographic Equipment & Supplies - 3.42%
IMAX Corp. (a)                                                                   6,000                   45,840
                                                                                                    ------------
Radiotelephone Communications - 3.36%
NEXTEL Communications, Inc. - Class A (a)                                        1,250                   18,738
Vodafone Group Plc. (c)                                                          1,200                   26,292
                                                                                                    ------------

                                                                                                       45,030
                                                                                                    ------------
Railroads, Line-Haul Operating - 3.44%
Canadian National Railway Co.                                                      300                   15,138
Kansas City Southern (a)                                                         2,600                   31,018
                                                                                                    ------------

                                                                                                       46,156
                                                                                                    ------------
Retail - Miscellaneous Shopping Goods Stores - 1.95%
Barnes & Noble, Inc. (a)                                                         1,100                   26,180
                                                                                                    ------------
Retail - Radio TV & Consumer Electronics Stores - 2.02%
Best Buy Co., Inc. (a)                                                             700                   27,090
                                                                                                    ------------
Retail - Retail Stores - 2.32%
PETsMART, Inc. (a)                                                               1,800                   31,122
                                                                                                    ------------
Retail - Women's Clothing Stores - 1.75%
Chico's Fashions, Inc. (a)                                                       1,100                   23,540
                                                                                                    ------------

Bull Moose Growth Fund
Schedule of Investments - continued
May 31, 2003 (Unaudited)

Common Stocks - 86.70% - continued                                              Shares                    Value

Rolling Drawing & Extruding of Nonferrous Metals - 1.32%
Olin Corp.                                                                       1,000              $    17,660
                                                                                                    ------------
Semiconductors & Related Devices - 1.06%
Microchip Technology, Inc.                                                         600                   14,286
                                                                                                    ------------
Services - Advertising - 1.49%
Doubleclick, Inc. (a)                                                            1,900                   19,950
                                                                                                    ------------
Services - Advertising Agencies - 1.04%
Monster Worldwide, Inc. (a)                                                        700                   13,902
                                                                                                    ------------
Services - Engineering, Accounting, Research, Management - 2.27%
PayChex, Inc.                                                                    1,000                   30,520
                                                                                                    ------------
Services - Medical Laboratories - 0.94%
Quest Diagnostics Inc. (a)                                                         200                   12,672
                                                                                                    ------------
Services - Racing, Including Track Operation - 1.94%
Magna Entertainment Corp. (a)                                                    6,000                   26,040
                                                                                                    ------------
Services - Skilled Nursing Care Facilities - 2.47%
Manor Care, Inc. (a)                                                             1,400                   33,166
                                                                                                    ------------
Silver Ores - 2.98%
Natural Resource Partners LP.                                                    1,400                   40,040
                                                                                                    ------------
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.40%
Ecolab, Inc.                                                                       100                    5,375
                                                                                                    ------------
State Commercial Bank - 1.48%
North Fork Bancorporation, Inc.                                                    600                   19,842
                                                                                                    ------------
Surgical & Medical Instruments & Apparatus - 1.17%
Boston Scientific Corp. (a)                                                        300                   15,630
                                                                                                    ------------
Telephone & Telegraph Apparatus - 1.63%
Corning, Inc. (a)                                                                3,000                   21,930
                                                                                                    ------------
Television Broadcasting Stations - 1.86%
USA Interactive, Inc. (a)                                                          650                   24,993
                                                                                                    ------------
Tobacco Products - 1.97%
UST, Inc.                                                                          750                   26,483
                                                                                                    ------------

Bull Moose Growth Fund
Schedule of Investments - continued
May 31, 2003 (Unaudited)

Common Stocks - 86.70% - continued                                              Shares                    Value

Wholesale - Professional & Commercial Equipment & Supplies - 0.05%
Advanced Medical Optics, Inc. (a)                                                   44              $       662
                                                                                                    ------------
TOTAL COMMON STOCKS (Cost $1,024,635)

                                                                                                    $  1,163,302
                                                                                                    -------------

                                                                                Principal
                                                                                  Amount
Convertible Corporate Bonds - 3.71%
Corning Inc., 0.00%, 11/8/2015                                                    30,000                   22,200
Lennar Corp., 0.00%, 7/29/2018                                                    30,000                   27,600

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $44,289)                                                    $      49,800
                                                                                                    --------------

U.S. Treasury & Agency Obligations - 1.26%
U.S. Treasury Bond (Stripped), 0.00%, 11/15/2027                                  55,000                   16,877
                                                                                                    --------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $14,219)                                                    16,877
                                                                                                    --------------

Money Market Securities - 5.49%
Huntington Money Market Fund - Class A, 0.25%, (Cost $73,657) (b)                 73,657                   73,657
                                                                                                    --------------

TOTAL INVESTMENTS (Cost $1,156,800) - 97.16%                                                        $   1,303,636
                                                                                                    --------------

Other assets less liabilities - 2.84%                                                                      38,150
                                                                                                    --------------

TOTAL NET ASSETS - 100.00%                                                                          $   1,341,786
                                                                                                    ==============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2003.
(c) American Depository Receipt.

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Statement of Assets and Liabilities
May 31, 2003 (Unaudited)

Assets
Investments in securities, at value (cost $1,156,800)                                                  $ 1,303,636
Interest receivable                                                                                             24
Dividends receivable                                                                                           648
Receivable for investments sold                                                                             17,928
Receivable for fund shares sold                                                                             25,096
                                                                                                       -------------
     Total assets                                                                                        1,347,332
                                                                                                       -------------
Liabilities
Accrued advisory fees                                                                                        1,051
Other payables and accrued expenses                                                                          4,495
                                                                                                       -------------
     Total liabilities                                                                                       5,546
                                                                                                       -------------

Net Assets                                                                                             $ 1,341,786
                                                                                                       =============
Net Assets consist of:
Paid in capital                                                                                          1,237,177
Accumulated net investment income (loss)                                                                      (203)
Accumulated net realized gain (loss) on investments                                                        (42,024)
Net unrealized appreciation (depreciation) on investments                                                  146,836
                                                                                                       -------------

Net Assets, for 127,632 shares                                                                         $ 1,341,786
                                                                                                       =============
Net Asset Value,

Offering price and redemption price per share ($1,341,786 / 127,632)                                   $     10.51
                                                                                                       =============

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Statement of Operations
Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividend income                                                                                        $   4,439
Interest income                                                                                            2,270
                                                                                                       -----------
  Total Income                                                                                             6,709
                                                                                                       -----------

Expenses
Investment advisory fee                                                                                    4,976
Trustee expenses                                                                                           1,936
                                                                                                       -----------
  Total Expenses                                                                                           6,912
                                                                                                       -----------
Net Investment Income (Loss)                                                                                (203)
                                                                                                       -----------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                         (9,310)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                              131,937
                                                                                                      ------------
Net realized and unrealized gain (loss) on investment securities                                         122,627
                                                                                                      ------------
Net increase (decrease) in net assets resulting from operations                                       $  122,424
                                                                                                      ============

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Statement of Changes In Net Assets

                                                                                Six months ended
                                                                                  May 31, 2003          Period ended
Increase (Decrease) in Net Assets                                                 (Unaudited)           11/30/2002(a)
                                                                              --------------------    ----------------
Operations
  Net investment income (loss)                                                $       (203)          $     (2,250)
  Net realized gain (loss) on investment securities                                 (9,310)               (32,713)
  Change in net unrealized appreciation (depreciation)                             131,937                 14,899
                                                                              --------------------   -----------------
  Net increase (decrease) in net assets resulting from operations                  122,424                (20,064)
                                                                              --------------------   -----------------
Distributions
  From net investment income                                                           -                      -
  From net realized gain                                                               -                      -
                                                                              --------------------   -----------------
  Total distributions                                                                  -                      -
                                                                              --------------------   -----------------
Capital Share Transactions
  Proceeds from shares sold                                                       423,267                820,939
  Reinvestment of distributions                                                        -                      -
  Amount paid for shares repurchased                                                 (500)                (4,280)
                                                                              --------------------   -----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                      422,767                816,659
                                                                              --------------------   -----------------
Total Increase (Decrease) in Net Assets                                           545,191                796,595
                                                                              --------------------   -----------------
Net Assets
  Beginning of period                                                             796,595                     -
                                                                              --------------------   -----------------
  End of period [including accumulated net
    investment income (loss) of  $(203) and $0, respectively]                 $ 1,341,786            $   796,595
                                                                              ====================   =================
Capital Share Transactions
  Shares sold                                                                      46,726                 81,422
  Shares issued in reinvestment of distributions                                      -                      -
  Shares repurchased                                                                  (57)                  (459)
                                                                              --------------------   -----------------

  Net increase (decrease) from capital transactions                                46,669                 80,963
                                                                              ====================   =================

(a) For the period December 21, 2001 (commencement of operations) through November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Financial Highlights

                                                                                Six months ended
                                                                                  May 31, 2003          Period ended
                                                                                  (Unaudited)         Nov. 30, 2002(c)
                                                                              --------------------   -----------------
Selected Per Share Data
Net asset value, beginning of period                                          $       9.84           $    10.00
                                                                              --------------------   -----------------
Income from investment operations
  Net investment income (loss)                                                        0.00                (0.04)
  Net realized and unrealized gain (loss)                                             0.67                (0.12)
                                                                              --------------------   -----------------
Total from investment operations                                                      0.67                (0.16)
                                                                              --------------------   -----------------
Less Distributions to shareholders:
  From net investment income                                                          0.00                 0.00
  From net realized gain                                                              0.00                 0.00
                                                                              --------------------   -----------------
Total distributions                                                                   0.00                 0.00
                                                                              --------------------   -----------------

Net asset value, end of period                                                $      10.51           $     9.84
                                                                              ====================   =================

Total Return                                                                          6.81%(b)            (1.60)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                               $       1,342          $      797
Ratio of expenses to average net assets                                               1.43%(a)             1.43%(a)
Ratio of net investment income to
   average net assets                                                                (0.04)(a)            (0.38)(a)
Portfolio turnover rate                                                              21.64%               52.75%

(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c) For the period December 21, 2001 (Commencement of Operations) through November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

                                           Bull Moose Growth Fund
                                        Notes to Financial Statements
                                           May 31, 2003 (Unaudited)


NOTE 1.  ORGANIZATION

     The Bull Moose Growth Fund (the "Fund") was organized as a diversified series of the AmeriPrime Advisors Trust (the "Trust") on June 28, 2001 and commenced operations on December 21, 2001. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is long-term capital appreciation. The investment adviser to the Fund is The Roosevelt Investment Group (the "Adviser").


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Adviser the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

                                       Bull Moose Growth Fund
                                     Notes to Financial Statements
                                  May 31, 2003 (Unaudited) - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that financial reporting differences relating to shareholder distributions be reclassified to paid in capital.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains The Roosevelt Investment Group to manage the Fund's investments. The Roosevelt Investment Group was founded in 1990 by Arthur Sheer. The Adviser's clients consist primarily of corporations, pensions accounts, non-profit companies, endowments and high net worth individuals. Mr. Sheer, the sole shareholder of the Adviser, has served as the Chief Executive Officer since he founded the firm in 1990. Mr. Sheer has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended May 31, 2003, the Adviser earned a fee of $4,976 from the Fund.

     The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares pursuant to an agreement whereby the Adviser pays all distribution fees. The Fund has adopted a 12b-1 Plan that permits the Fund to charge 12b-1 fees of up to 0.25% annually, but the Adviser has no current intention to activate the Plan.. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.


NOTE 4.  INVESTMENTS

     For the six months ended May 31, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $665,081 and $176,598, respectively. As of May 31, 2003, the gross unrealized appreciation for all securities totaled $175,847 and the gross unrealized depreciation for all

                                   Bull Moose Growth Fund
                               Notes to Financial Statements
                             May 31, 2003 (Unaudited) - continued


NOTE 4.  INVESTMENTS - continued

     securities totaled $29,011 for a net unrealized appreciation of $146,836. The aggregate cost of securities for federal income tax purposes at May 31, 2003 was $1,156,800.


NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



NOTE 6. ELECTON OF TRUSTEES

          At a special meeting of the shareholders held on November 22, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For               Against             Withheld              Total

Timothy L. Ashburn                    20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Ronald C. Tritschler                  20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Gary E. Hippenstiel                   20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Stephen A. Little                     20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Daniel Condon                         20,758,655.572        12,686.845         15,821,784.991      36,593,127.408


Item 2.  Code of Ethics.  Not applicable.

     [Applies to annual reports only, for fiscal years ending on or after July 15, 2003.]

Item 3.  Audit Committee Financial Expert. Not applicable.

     [Applies to annual reports only, for fiscal years ending on or after July 15, 2003.]

Item 4.  Principal Accountant Fees and Services.  Not applicable.

     [Applies to annual reports only, for fiscal years ending after December 15, 2003.]

Item 5. Audit Committee of Listed Companies.  Not applicable.

     [Applies to listed companies only.]

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for
        Closed-End Funds.  Not applicable.

        [Applies to closed-end funds only.]

Item 8. Reserved.

Item 9.  Controls and Procedures.

          (a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 30, 2003 , the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

          (b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

     [Applies to annual and semi-annual reports.]  .

Item 10.  Exhibits.

(a) Not applicable.[see Item 2.]
(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

[File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a) Annual reports only: Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. (registrant may file the Code of Ethics, or state in the annual report that 1) the Code is available on website (give address) or 2) state that the Code is available on request without charge, and explain how to request a copy. This Exhibit is named "EX-99.CODE ETH" for EDGAR filing.].

          (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). This Exhibit is named "EX-99.CERT" for EDGAR filing.]

                                 SIGNATURES

     [See General Instruction F: the report must be signed by the registrant, and by each officer that provided a certification.]

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)AmeriPrime Advisors Trust

By (Signature and Title)
*  /s/ Timothy Ashburn
Timothy Ashburn, President

Date   7/22/03

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
* /s/ Timothy Ashburn
Timothy Ashburn, President

Date  7/22/03

By (Signature and Title)
* /s/ Thomas Napurano
Thomas Napurano, Chief Financial Officer

Date   7/28/03